Common Stock: (Details Textual) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Aug. 23, 2013	Dec. 31, 2014	Sep. 25, 2014	Dec. 31, 2013	Feb. 28, 2013
Class of Stock [Line Items]
Common Stock, Shares Authorized		300,000,000		300,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued		24,034,094		21,740,006
Common Stock, Shares, Outstanding		24,034,094		21,740,006
Conversion of Stock, Shares Converted		1,637,000
Common Stock, Conversion Basis	one-for-one basis
Convertible Preferred Stock, Shares Issued upon Conversion		1,637,000
General and Administrative Expense [Member]
Class of Stock [Line Items]
Payments of Stock Issuance Costs		$ 25,000
Consultant [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				9,600
Share-based Goods and Nonemployee Services Transaction, Shares Approved for Issuance			43,860
Payments of Stock Issuance Costs				$ 44,640
Investor relations services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services				40,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted		1,637,000
Convertible Preferred Stock, Shares Issued upon Conversion		1,637,000
Blue Flash Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		100
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services		43,860		49,600
Blank Check [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		50,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Neurotrope Inc. [Member]
Class of Stock [Line Items]
Surrender Of Share		20,178,000
Neurotrope Inc. [Member] | Common Stock [Member]
Class of Stock [Line Items]
Warrants Exercisable		613,228
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		613,228
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01
NBI [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized					45,000,000
Common Stock, Par or Stated Value Per Share					$ 0.01
Common Stock, Shares, Issued					19,000,000
Blue Flash [Member]
Class of Stock [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Description		each share of common stock of BlueFlash, $0.0001 par value per share was automatically converted into 2.242 shares of Neurotropes common stock.